Derivative Instruments and Hedging Activities Derivatives, Additional Information (Details) € in Millions, ¥ in Billions	3 Months Ended	12 Months Ended
	Sep. 30, 2005 USD ($) Agreement	Sep. 30, 2016 USD ($) Swap	Sep. 30, 2015 USD ($) Swap	Sep. 30, 2014 USD ($)	Sep. 30, 2016 EUR (€) Swap	Sep. 30, 2016 JPY (¥) Swap	Jun. 30, 2015 JPY (¥)	Jun. 30, 2014 USD ($) Swap	Sep. 30, 2013 USD ($) Swap	Mar. 31, 2006 Agreement
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		$ 2,980,000,000	$ 1,727,000,000
Increase (Decrease) in Cash Collateral for Loaned Securities		$ 0	$ 0
Hedge percentage for foreign exchange transactional exposures, Minimum		70.00%
Hedge percentage for foreign exchange transactional exposures, Maximum		90.00%
Number of fixed to floating interest rate swaps outstanding | Swap		8	12		8	8
Number of forward treasury lock agreements | Agreement	3
Notional amount of forward treasury lock agreements, total	$ 1,300,000,000
Number of forward treasury lock agreements terminated | Agreement										3
Gains (Losses) recognized in income for the ineffective portion of cash flow hedges		$ 0	$ 0	$ 0
Types of Notes Forward Treasury Lock Agreements Fixed Portion of Future Interest Cost	5-year, 10-year and 30-year bonds
Gains (Losses) Reclassifed from CTA to Income for Outstanding Net Investment Hedges		0	0	0
Ordinary Shares
Derivative [Line Items]
Derivative, Amount of Hedged Item		0	4,000,000
5.5 % Due in 2016
Derivative [Line Items]
Long-term Debt		$ 0	$ 800,000,000
Interest rate on notes		5.50%	5.50%		5.50%	5.50%
2.6 % Due in 2017
Derivative [Line Items]
Long-term Debt		$ 404,000,000	$ 404,000,000
Interest rate on notes		2.60%	2.60%		2.60%	2.60%
1.4% Due in 2018
Derivative [Line Items]
Long-term Debt		$ 301,000,000	$ 303,000,000
Interest rate on notes		1.40%	1.40%		1.40%	1.40%
7.125 % Due in 2017
Derivative [Line Items]
Long-term Debt		$ 149,000,000	$ 153,000,000
Interest rate on notes		7.125%	7.125%		7.125%	7.125%
Designated as Hedging Instrument
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		$ 2,957,000,000	$ 1,701,000,000
Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		$ 23,000,000	26,000,000
Interest rate swaps | 5.5 % Due in 2016
Derivative [Line Items]
Derivative, Amount of Hedged Item									$ 800,000,000
Number of fixed to floating interest rate swaps outstanding | Swap									4
Interest rate on notes									5.50%
Interest rate swaps | 2.6 % Due in 2017
Derivative [Line Items]
Derivative, Amount of Hedged Item								$ 400,000,000
Number of fixed to floating interest rate swaps outstanding | Swap								4
Interest rate on notes								2.60%
Interest rate swaps | 1.4% Due in 2018
Derivative [Line Items]
Derivative, Amount of Hedged Item								$ 300,000,000
Number of fixed to floating interest rate swaps outstanding | Swap								3
Interest rate on notes								1.40%
Interest rate swaps | 7.125 % Due in 2017
Derivative [Line Items]
Derivative, Amount of Hedged Item								$ 150,000,000
Number of fixed to floating interest rate swaps outstanding | Swap								1
Interest rate on notes								7.125%
Cross-currency interest rate swaps
Derivative [Line Items]
Cross-currency interest rate swaps outstanding			$ 20,000,000,000
Number of fixed to floating interest rate swaps outstanding | Swap		0	4		0	0
Foreign Currency Denominated Debt [Member]
Derivative [Line Items]
Cross-currency interest rate swaps outstanding					€ 0	¥ 37
37 billion yen floating rate syndicated term loan maturing in June 2020
Derivative [Line Items]
Long-term Debt | ¥							¥ 37
One billion euro net investment hedge [Member] | Foreign Currency Denominated Debt [Member]
Derivative [Line Items]
Cross-currency interest rate swaps outstanding | €					1,000
500 million euro net investment hedge [Member] [Member] | Foreign Currency Denominated Debt [Member]
Derivative [Line Items]
Cross-currency interest rate swaps outstanding | €					€ 500
Net Investment Hedging [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net		$ (82,000,000)	$ 16,000,000	$ 24,000,000